Financial Risk Management (Details 5) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Financial liabilities
- Bank overdrafts	₨ 123,666	$ 1,682	₨ 1,235,794	₨ 1,553,203
Fixed interest rate [member]
Financial assets
- Fixed deposits with banks	3,049,337		548,348
- Investment in debt securities	210,510		210,262
Financial liabilities
- Borrowings from banks	245,874		308,748
- Borrowings from others	2,522,919		2,221,885
Floating interest rate [member]
Financial liabilities
- Borrowings from banks	6,928,399		5,676,879
- Bank overdrafts	₨ 123,566		₨ 1,235,558